UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment           [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Tiger Global Management, L.L.C.

Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 28-10100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles P. Coleman III

Title:     Managing Member
Phone:     212-984-2500

Signature, Place and Date of Signing:


/s/ Charles P. Coleman III        New York, New York           August 14, 2009
--------------------------     ------------------------     -------------------
      [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      33

Form 13F Information Table Value Total:      $2,153,610
                                             (thousands)

                                                                FORM 13F INFORMATION TABLE

                                                            VALUE    SHARES/    SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS     CUSIP     x($1000) PRN AMT    PRN CALL DISCRETN MANAGERS   SOLE     SHARED   NONE
------------------------------ ---------------- ---------   -------- --------   --- ---- -------- --------- -------- -------- -----
ADVISORY BRD CO                COM              00762W107     8713     339036   SH       SOLE     NONE        339036    0        0
ALTRIA GROUP INC               COM              02209S103    23520    1435000   SH       SOLE     NONE       1435000    0        0
AMERICAN TOWER CORP            CL A             029912201   124953    3963000   SH       SOLE     NONE       3963000    0        0
APPLE INC                      COM              037833100    54052     379500   SH       SOLE     NONE        379500    0        0
AXIS CAPITAL HOLDINGS          SHS              GO692U109    28391    1084472   SH       SOLE     NONE       1084472    0        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103    26727    1612000   SH       SOLE     NONE       1612000    0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    36238    1867000   SH       SOLE     NONE       1867000    0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    22161     830000   SH       SOLE     NONE        830000    0        0
CROWN HOLDINGS INC             COM              228368106    44104    1827000   SH       SOLE     NONE       1827000    0        0
DISCOVERY COMMUNICATNS NEW     COM SER A        25470F104    13079     581047   SH       SOLE     NONE        581047    0        0
DISCOVERY COMMUNICATNS NEW     COM SER C        25470F302    62164    3027952   SH       SOLE     NONE       3027952    0        0
E TRADE FINANCIAL CORP         COM              269246104    21285   16500000   SH       SOLE     NONE      16500000    0        0
GOOGLE INC                     CL A             38259P508   202528     480390   SH       SOLE     NONE        480390    0        0
GREEN MTN COFFEE ROASTERS IN   COM              393122106    23234     393000   SH       SOLE     NONE        393000    0        0
GUSHAN ENVIRONMENTAL ENRGY L   SPON ADR         40330W106    14107    6654170   SH       SOLE     NONE       6654170    0        0
GYMBOREE CORP                  COM              403777105    44264    1247583   SH       SOLE     NONE       1247583    0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508    30459    1897776   SH       SOLE     NONE       1897776    0        0
IMS HEALTH INC                 COM              449934108    23653    1862421   SH       SOLE     NONE       1862421    0        0
JPMORGAN CHASE & CO            COM              46625H100     9677     283688   SH       SOLE     NONE        283688    0        0
LONGTOP FINL TECHNOLOGIES LT   ADR              54318P108   179128    7293499   SH       SOLE     NONE       7293499    0        0
LORILLARD INC                  COM              544147101   199378    2941986   SH       SOLE     NONE       2941986    0        0
MASTERCARD INC                 CL A             57636Q104   223896    1338208   SH       SOLE     NONE       1338208    0        0
MERCADOLIBRE INC               COM              58733R102    90132    3353133   SH       SOLE     NONE       3353133    0        0
NETEZZA CORP                   COM              64111N101     5002     601215   SH       SOLE     NONE        601215    0        0
PARTNERRE LTD                  COM              G6852T105    39425     607000   SH       SOLE     NONE        607000    0        0
PHILIP MORRIS INTL INC         COM              718172109    62163    1425100   SH       SOLE     NONE       1425100    0        0
PRICELINE COM INC              COM NEW          741503403   145615    1305376   SH       SOLE     NONE       1305376    0        0
QUALCOMM INC                   COM              747525103    64001    1415958   SH       SOLE     NONE       1415958    0        0
SOLARWINDS INC                 COM              83416B109     1237      75000   SH       SOLE     NONE         75000    0        0
TERADATA CORP DEL              COM              88076W103    76804    3278000   SH       SOLE     NONE       3278000    0        0
TRANSDIGM GROUP INC            COM              893641100    80745    2230537   SH       SOLE     NONE       2230537    0        0
VISA INC                       COM CL A         92826C839   162197    2605155   SH       SOLE     NONE       2605155    0        0
WESTERN UN CO                  COM              959802109    10578     645000   SH       SOLE     NONE        645000    0        0
